Correction of errors (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 $ / shares
Statement [Line Items]
General and administrative	¥ (8,090)	¥ (13,280)	¥ (20,368)
Total operating costs and expenses	(8,260)	(14,978)	(22,162)
Profit beore income tax	19,854	58,616	26,188
Income tax expense	¥ 0	¥ 0	¥ (18,033)
Adjustment [Member]
Statement [Line Items]
Interest expense (note 29.1)				¥ 4,349
Total interest expense				4,349
General and administrative				(8,175)
Total operating costs and expenses				(8,175)
Profit beore income tax				(3,826)
Income tax expense				(914)
Net profit				(4,740)
Basic and diluted earnings per share (note 29.5) | $ / shares					$ (0.04)
As Previously Reported [Member]
Statement [Line Items]
Interest expense (note 29.1)				(38,140)
Total interest expense				(38,814)
General and administrative				(26,720)
Total operating costs and expenses				(29,858)
Profit beore income tax				48,202
Income tax expense				(14,636)
Net profit				33,566
Basic and diluted earnings per share (note 29.5) | $ / shares					0.14
As Currently Reported [Member]
Statement [Line Items]
Interest expense (note 29.1)				(33,791)
General and administrative				(34,895)
Total operating costs and expenses				(38,033)
Profit beore income tax				44,376
Income tax expense				(15,550)
Net profit				28,826
Basic and diluted earnings per share (note 29.5) | $ / shares					$ 0.10
Total interest expense				¥ (34,465)